Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 22.2%
iShares Gold Trust(a)(b)	195,341	$6,684,569

Total Grantor Trust
(Cost: $6,281,319)		6,684,569

Short-Term Investments

Money Market Funds — 77.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	23,337,000	23,337,000

Total Short-Term Investments — 77.4%
(Costs: $23,337,000)		23,337,000

Total Investments in Securities — 99.6%
(Cost: $29,618,319)		30,021,569

Other Assets, Less Liabilities — 0.4%		111,005

Net Assets — 100.0%		$30,132,574

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,797,000	$—	$(460,000	)(a)	$—	$—	$23,337,000	23,337,000	$—	$—
iShares Gold Trust	5,542,262	1,668,247	(578,674)		(3,701)	56,435	6,684,569	195,341	—	—
					$(3,701)	$56,435	$30,021,569		$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Gold 100 OZ	127	04/27/22	$22,814	$(167,951)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
January 31, 2022

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$6,684,569	$—	$—	$6,684,569
Money Market Funds	23,337,000	—	—	23,337,000
	$30,021,569	$—	$—	$30,021,569
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(167,951)	$—	$—	$(167,951)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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